ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

Kathleen M. Nichols
T +1 617 854 2418
July 14, 2017	F +1 617 235 0862
kathleen.nichols@ropesgray.com

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C.  20549

Re:                             Voya Mutual Funds (the “Registrant”) File Nos. 033-56094 and 811-07428

Dear Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (“1933 Act”) this is to certify that the Prospectus and the Statement of Additional Information that would be filed pursuant to 497(c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 206 to the Registrant’s Registration Statement on Form N-1A filed on July 14, 2017.

Please contact Jay Stamper at (480) 477-2660 or the undersigned at (617) 854-2418 if you have any questions or comments.

Very truly yours,

/s/ Kathleen M. Nichols

Kathleen M. Nichols

cc:                                Kristen Freeman, Esq.

Paul A. Caldarelli, Esq.

Huey P. Falgout, Jr., Esq.

Elizabeth J. Reza, Esq.